[DECHERT LLP LETTERHEAD]

July 26, 2007

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Russell Investment Funds (File Nos. 033-18030 and 811-5371)

Dear Sir or Madam:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, please find attached a definitive proxy statement and form of proxy for a Special Meeting of Shareholders of each of Multi-Style Equity Fund, Aggressive Equity Fund, Non-U.S. Fund, Real Estate Securities Fund, Core Bond Fund, Moderate Strategy Fund, Balanced Strategy Fund, Growth Strategy Fund and Equity Growth Strategy Fund, series of Russell Investment Funds (“Trust”), to be held on October 25, 2007 (“Meeting”). Definitive copies of the proxy statement, form of proxy, and other soliciting materials are expected to be mailed starting on or about August 24, 2007.

The Meeting is being held for the purpose of seeking Shareholder approval to:

1.	Elect eight members of the Board of Trustees of the Trust;

2.	Approve certain changes to the Liquidation Provision of the Master Trust Agreement of the Trust;

3.	Approve certain changes to the Reorganization Provision of the Master Trust Agreement of the Trust; and

4.	Approve a change in status of the Real Estate Securities Fund from a “diversified company” to a “non-diversified company”.

No fee is required in connection with this filing. Should you have any questions or comments, please contact John V. O’Hanlon at 617.728.7111 or the undersigned at 617.728.7155.

Sincerely,

/s/ Joshua A. Weinberg
Joshua A. Weinberg

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